TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
TRADE AND OTHER RECEIVABLES
Trade accounts receivable	$ 28,741	$ 25,692
Less: trade receivables valuation allowance	(1,679)	(589)
Net trade accounts receivable	27,062	25,103
Unbilled revenue on products/services transferred over time	387	366
GST recoverable	140	229
Government assistance receivable (Note 20)	114	1,075
Other receivables	908
Employee tax receivable (Note 17)		771
Trade and other receivable	$ 28,611	$ 27,544